Consolidated Statement of Operations (Details) - USD ($)	8 Months Ended		12 Months Ended
	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Operating Expenses
General and administrative expenses			$ 12,899,599	$ 10,099,716	$ 5,060,145
Total operating expenses			24,859,347	29,458,139	13,145,409
Operating loss			(4,090,526)	(19,639,297)	(16,918,469)
Net loss for the period			$ (1,913,451)	$ (19,554,198)	$ (16,180,949)
Loss per share
Basic			$ 19,931.78	$ 203,689.56	$ 168,551.55
Diluted			$ 19,931.78	$ 203,689.56	$ 168,551.55
Weighted-average shares outstanding
Basic			96	96	96
Diluted			96	96	96
Heidmar Maritime Holdings Corp.
Operating Expenses
General and administrative expenses	$ 915,995
Total operating expenses	915,995
Operating loss	915,995
Net loss for the period	$ 915,995	$ 915,995
Loss per share
Basic	$ (9,159.95)
Diluted	$ (9,159.95)
Weighted-average shares outstanding
Basic	100
Diluted	100